CUSTOMER DEPOSITS	9 Months Ended
Jun. 30, 2015
Customer Advances and Deposits, Current [Abstract]
Customer Advances And Deposits Current [Text Block]

NOTE 9 — CUSTOMER DEPOSITS

Based on the sales contract, certain sales distributors of the Company are required to make security deposits. As of June 30, 2015 and September 30, 2014, the Company had customer deposits of $1,784,330 and $0, respectively.